S000071892 [Member] Investment Objectives and Goals - BrandywineGLOBAL - HIGH YIELD FUND	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINEGLOBAL — HIGH YIELD FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s objective is high current income with the opportunity for capital appreciation.